JPMORGAN MONEY MARKET FUNDS

JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
(Class B Shares)
(each a series of JPMorgan Trust II)

Supplement dated March 27, 2007
to the Morgan, Class B and Class C Shares Prospectus dated July 1, 2006

The information contained in the Average Annual Total Return table for JPMorgan Liquid Assets Money Market Fund on page 11 of the prospectus is hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (%)1

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2005

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares[2]	2.75	1.89	3.57
Class B Shares[2]	(2.65)	0.86	2.79
Class C Shares[2]	1.35	1.24	2.76

1	The performance for all three classes would have similar average annual total returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

2	Historical performance shown for Morgan, Class B and Class C Shares prior to their inception on 2/22/05, 11/12/96 and 5/31/00, respectively, is based on the performance of Investor Shares, the original class offered. All prior performance for these classes has been adjusted to reflect the differences in expenses and sales charges between classes.

The information contained in the Average Annual Total Return table for JPMorgan U.S. Treasury Plus Money Market Fund on page 21 of the prospectus is hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (%)1

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2005

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares[2]	2.58	1.73	3.36
Class B Shares[2]	(2.78)	0.80	2.62
Class C Shares[2]	1.22	1.19	2.61

1	The performance for all three classes would have similar average annual total returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

2	Historical performance shown for Morgan, Class B and Class C Shares prior to their inception on 2/22/05, 11/12/96 and 5/31/00, respectively, is based on the performance of Investor Shares, the original class offered. All prior performance for these classes has been adjusted to reflect the differences in expenses and sales charges between classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-MMKT5YR-307